Operating Segments (Details) - Schedule of Reporting on Operating Segments - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Schedule of Reporting on Operating Segments [Line Items]
Revenues	$ 37,736	$ 30,710	$ 142,519
Gross profit	16,751	11,839	55,490
Unallocated corporate expenses	(12,712)	(11,550)	(45,426)
Finance expenses, net	(1,600)	(2,085)	(1,635)
Income before taxes on income	2,439	(1,796)	8,429
Distribution [Member] | Proprietary Products [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	33,758	24,061	115,458
Gross profit	16,138	10,837	52,116
Distribution [Member] | Distribution [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues	3,978	6,649	27,061
Gross profit	$ 613	$ 1,002	$ 3,374